Fair Value Measurement - Summary of Activities Related to Fair Value of the Guarantee Derivatives (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of guarantee derivative liabilities/(assets) at beginning of the year (Level 3)	¥ (280,998)	¥ 52,434	¥ 30,958
Cash collection	1,107,646	1,108,398	449,778
Net cash payout	(1,281,477)	(1,151,504)	(231,275)
Change in fair value	707,442	212,256	(197,027)
Transfers of financial guarantee contracts		(502,582)
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)	¥ 252,613	¥ (280,998)	¥ 52,434